Other liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other liabilities
Total	R$ 27,629	R$ 14,518
Current liabilities	19,482	9,549
Non-current liabilities	8,147	4,869
Interest on prepayment for assignment of receivables
Other liabilities
Total		5,207
Client resources
Other liabilities
Total	9,698
Accounts payable to purchasers
Other liabilities
Total	1,087
Advance of clients
Other liabilities
Total	2,426	1,590
Post-employment benefit
Other liabilities
Total	1,619	1,311
Installment payment of taxes and contribution
Other liabilities
Total	320	619
Others
Other liabilities
Total	12,479	5,691
Napse S.R.L. | Others
Other liabilities
Total	2,384	3,584
Linx Pay Meios de Pagamentos Ltda.
Other liabilities
Total	10,857	5,266
Linx Sistemas e Consultoria Ltda.
Other liabilities
Total	R$ 6,145	R$ 54